Joint Ventures	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Joint Ventures	Joint Ventures

The financial results of majority-owned joint ventures are consolidated into the Company’s operating results and financial position, with the minority ownership interest recognized in the consolidated statement of operations as net income attributable to noncontrolling interests, and as equity attributable to the noncontrolling interests within total stockholders’ equity. Investments in which the Company exercises significant influence, but which it does not control (generally a 20% to 50% ownership interest) are accounted for under the equity method of accounting. Stockholders’ equity includes undistributed earnings of investees accounted for under the equity method of accounting of approximately $14.5 million at December 31, 2019.

Majority-Owned Joint Ventures

STAL:
The Company has a 60% interest in the Chinese joint venture known as Shanghai STAL Precision Stainless Steel Company Limited (STAL). The remaining 40% interest in STAL is owned by China Baowu Steel Group Corporation Limited, a state authorized investment company whose equity securities are publicly traded in the People’s Republic of China. STAL is part of ATI’s AA&S segment, and manufactures Precision Rolled Strip stainless products mainly for the electronics, communication equipment, computers and automotive markets located in Asia. Cash and cash equivalents held by STAL as of December 31, 2019 were $22.9 million.

Next Gen Alloys LLC:
During 2017, the Company formed Next Gen Alloys LLC, a joint venture with GE Aviation for the development of a new meltless titanium alloy powder manufacturing technology.  ATI owns a 51% interest in this joint venture. The titanium alloy powders are being developed for use in additive manufacturing applications, including 3D printing. Next Gen Alloys LLC funds its development activities through the sale of shares to the two joint venture partners, and in 2018 the Company received $2.7 million from sales of noncontrolling interests to its joint venture partner, which is reported as a financing activity on the consolidated statements of cash flows. Cash and cash equivalents held by this joint venture as of December 31, 2019 were $9.9 million.

Equity Method Joint Ventures

A&T Stainless:
On March 1, 2018, the Company announced the formation of the Allegheny & Tsingshan Stainless (A&T Stainless) joint venture with an affiliate company of Tsingshan Group (Tsingshan) to produce 60-inch wide stainless sheet products for sale in North America. Tsingshan purchased a 50% joint venture interest in A&T Stainless for $17.5 million, of which $12.0 million was received in 2018 and reported as a financing activity on the consolidated statements of cash flows. The A&T Stainless operations include the Company’s previously-idled direct roll and pickle facility in Midland, PA. ATI provides hot-rolling conversion services to A&T Stainless using the AA&S segment’s Hot-Rolling and Processing Facility. As a result of this sale of a 50% noncontrolling interest and the subsequent deconsolidation of the A&T Stainless entity, the Company recognized a $15.9 million gain during the first quarter of 2018 under deconsolidation and derecognition accounting guidance covering the loss of control of a subsidiary determined to be a business. The gain, including ATI’s retained 50% share, was based on the fair value of the joint venture, as determined by the cash purchase price for the noncontrolling interest, and is reported in other income, net on the consolidated statement of operations, and is excluded from AA&S segment results. Following this deconsolidation, ATI accounts for the A&T Stainless joint venture under the equity method of accounting.

In late March 2018, ATI filed for an exclusion from the Section 232 tariffs on behalf of A&T Stainless, which imports semi-finished stainless slab products from Indonesia. In April 2019, the Company learned that this exclusion request was denied by the U.S. Department of Commerce. ATI filed a new request on behalf of A&T Stainless for exclusion from the Section 232 tariffs in October 2019, and A&T Stainless continues to be subject to the 25% tariff levied on its imports of semi-finished stainless slab products from Indonesia pending the outcome of this new request. Results of A&T Stainless have been and will continue to be negatively impacted by these tariffs on imported stainless slab products.

As the tariff exclusion denial represents a potential impairment indicator, A&T Stainless evaluated its long-lived assets for impairment. The joint venture partners have continued to evaluate longer-term solutions to return this strategic initiative to profitability, and determined during the fourth quarter of 2019 that idling this facility is probable if a near-term tariff exclusion is not received. In addition, based on the current financial forecast, the undiscounted cash flows of the joint venture indicate that the carrying value of the long-lived assets is not recoverable. As a result, A&T Stainless recorded a $14.2 million non-cash impairment charge during December 2019 on its long-lived assets. ATI recognized a $7.1 million equity loss for its 50% share of this $14.2 million impairment. In addition, as of December 31, 2019 and 2018, ATI had net receivables for working capital advances and administrative services from A&T Stainless of $36.8 million and $10.5 million, respectively. For the 2019 net receivables, $8.3 million was reported in prepaid expenses and other current assets and $28.5 million in other long-term assets on the consolidated balance sheet, while all $10.5 million for 2018 was reported in prepaid expenses and other current assets. These balances were also evaluated for collectability, and a $4.3 million reserve was recorded in December 2019 based on ATI’s share of the estimated fair value of the joint venture’s net assets. The total $11.4 million joint venture impairment charge for the long-lived asset impairment and receivables reserve is reported within other income, net on the consolidated statement of operations in December 2019 and is excluded from AA&S segment results.

ATI’s share of the A&T Stainless results were losses of $19.3 million and $3.9 million for the fiscal years ended December 31, 2019 and 2018, respectively. For 2019, ATI’s share of A&T Stainless results includes the $7.1 million loss related to the long-lived asset impairment charge for the joint venture’s Midland, PA operations, which is excluded from segment results. AA&S segment results in 2019 and 2018 include equity method recognition of A&T Stainless operating losses of $12.2 million and $3.9 million, respectively.

Sales to A&T Stainless, which are included in ATI’s consolidated statement of operations for the 2019 and 2018 fiscal years, were $14.6 million and $4.1 million, respectively. At December 31, 2019 and 2018, accounts receivable from A&T Stainless were $0.1 million and $0.6 million, respectively.

Uniti:
ATI has a 50% interest in the industrial titanium joint venture known as Uniti LLC (Uniti), with the remaining 50% interest held by VSMPO, a Russian producer of titanium, aluminum, and specialty steel products. Uniti is accounted for under the equity method of accounting. ATI’s share of Uniti’s income was $1.5 million in 2019, $2.9 million in 2018, and $0.6 million in 2017, which is included in AA&S segment’s operating results, and within other income, net in fiscal year ended December 31, 2019 and 2018 on the consolidated statement of operations. This equity income is classified in cost of sales for the fiscal year ended December 31, 2017 on the consolidated statements of operations. Sales to Uniti, which are included in ATI’s consolidated statements of operations, were $31.3 million in 2019, $49.4 million in 2018, and $38.6 million in 2017. Accounts receivable from Uniti were $0.2 million and $1.8 million at December 31, 2019 and 2018, respectively.